UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

         Investment Company Act file number     811-5850
                                           -----------------------------

                             OneAmerica Funds, Inc.
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                One American Square, Indianapolis, IN, 46282-8216
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Constance E. Lund
                One American Square, Indianapolis, IN, 46282-8216
         ---------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 317-285-1877
                                                           -------------

                   Date of fiscal year end: December 31, 2008
                                           ------------------

                  Date of reporting period: September 30, 2008
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                         SEPTEMBER 30, 2008 (UNAUDITED)

                    Description                                   Shares              Value
----------------------------------------------------             --------          ------------
COMMON STOCKS (89.2%)
  Aerospace & Defense (1.9%)
    General Dynamics Corp.                                         17,100          $  1,258,902
    Precision Castparts Corp.                                      53,600             4,222,608
                                                                                   ------------
                                                                                      5,481,510
                                                                                   ------------
  Apparel (5.1%)
    Columbia Sportswear Co.                                       188,900             7,926,244
    Wolverine World Wide, Inc.                                    250,950             6,640,137
                                                                                   ------------
                                                                                     14,566,381
                                                                                   ------------
  Automotive Components (3.7%)
    Harley-Davidson, Inc.                                         135,100             5,039,230
    Magna International, Inc. Class A                             107,400             5,497,806
                                                                                   ------------
                                                                                     10,537,036
                                                                                   ------------
  Chemicals (1.7%)
    Dow Chemical Co.                                              152,400             4,843,272
                                                                                   ------------
  Commercial Services (0.7%)
    MPS Group, Inc.*                                               42,400               427,392
    Robert Half International, Inc.                                63,800             1,579,050
                                                                                   ------------
                                                                                      2,006,442
                                                                                   ------------
  Computer Hardware & Software (6.9%)
    Autodesk, Inc.*                                                88,300             2,962,465
    Cisco Systems, Inc.*                                          264,400             5,964,864
    Dell Inc.*                                                    259,800             4,281,504
    Hewlett-Packard Co.                                           141,574             6,546,382
                                                                                   ------------
                                                                                     19,755,215
                                                                                   ------------
  Diversified Financial Services (8.4%)
    Aegon NV                                                      514,185             4,514,544
    Citigroup, Inc.                                               167,098             3,427,180
    Federated Investors, Inc.                                     236,900             6,834,565
    Investment Technology Group, Inc.*                            165,900             5,048,337
    JP Morgan Chase & Co.                                          94,107             4,394,797
                                                                                   ------------
                                                                                     24,219,423
                                                                                   ------------
  Diversified Manufacturing (7.7%)
    Carlisle Cos., Inc.                                           290,400             8,703,288
    Crane Co.                                                     199,500             5,927,145
    Illinois Tool Works, Inc.                                     167,200             7,432,040
                                                                                   ------------
                                                                                     22,062,473
                                                                                   ------------
  Electrical Equipment (1.8%)
    Baldor Electric Co.                                           121,093             3,488,689
    FLIR Systems, Inc.*                                            47,400             1,821,108
                                                                                   ------------
                                                                                      5,309,797
                                                                                   ------------
  Food & Beverage (1.7%)
    The Coca-Cola Co.                                              91,800             4,854,384
                                                                                   ------------
  Health Care (11.0%)
    Johnson & Johnson                                             122,700             8,500,656
    McKesson Corp.                                                107,950             5,808,790
    Medtronic, Inc.                                               117,100             5,866,710
    Merck & Co., Inc.                                              67,100             2,117,676
    Pfizer, Inc.                                                  439,350             8,101,614
    Zimmer Holdings, Inc.*                                         22,000             1,420,320
                                                                                   ------------
                                                                                     31,815,766
                                                                                   ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                    Description                                   Shares              Value
----------------------------------------------------             --------          ------------
COMMON STOCKS (89.2%) (continued)
  Industrial Conglomerates (2.5%)
    General Electric Co.                                          282,700          $  7,208,850
                                                                                   ------------
  Metals & Mining (1.8%)
    Alcoa, Inc.                                                   229,400             5,179,852
                                                                                   ------------
  Oil & Oil Services (7.3%)
    Royal Dutch Shell PLC ADR                                     134,800             7,954,548
    Tidewater, Inc.                                               162,850             9,015,376
    Valero Energy Corp.                                           134,400             4,072,320
                                                                                   ------------
                                                                                     21,042,244
                                                                                   ------------
  Recreation (2.2%)
    Brunswick Corp.                                               262,900             3,362,491
    Mattel, Inc.                                                  171,500             3,093,860
                                                                                   ------------
                                                                                      6,456,351
                                                                                   ------------
  Retail (7.3%)
    Bed Bath & Beyond, Inc.*                                      206,100             6,473,601
    Best Buy Co., Inc.                                            152,800             5,730,000
    BJ's Wholesale Club, Inc.*                                     20,600               800,516
    Home Depot, Inc.                                              248,900             6,444,021
    Kohl's Corp.*                                                  36,500             1,681,920
                                                                                   ------------
                                                                                     21,130,058
                                                                                   ------------
  Semiconductors (6.4%)
    Applied Materials, Inc.                                       353,600             5,349,968
    Intel Corp.                                                   407,800             7,638,094
    Texas Instruments, Inc.                                       253,800             5,456,700
                                                                                   ------------
                                                                                     18,444,762
                                                                                   ------------
  Telecommunication Services (5.8%)
    Nokia Corp. ADR                                               269,450             5,025,243
    Telefonos de Mexico, Class L ADR                              302,000             7,776,500
    Telmex Internacional Sab de CV                                302,000             3,926,000
                                                                                   ------------
                                                                                     16,727,743
                                                                                   ------------
  Transportation (5.3%)
    Norfolk Southern Corp.                                        112,100             7,422,141
    Werner Enterprises, Inc.                                      361,700             7,852,507
                                                                                   ------------
                                                                                     15,274,648
                                                                                   ------------
      Total Common Stocks (cost: $259,042,978)                                      256,916,207
                                                                                   ------------

                                                                       Interest     Maturity       Principal
                     Description                                         Rate         Date           Amount          Value
----------------------------------------------------------            ----------   ----------     -----------    -------------
SHORT-TERM NOTES AND BONDS (4.2%)
  COMMERCIAL PAPER (4.2%)
    Chemicals (0.7%)
      E.I. DuPont de Nemours & Co.                                        2.160%     10/03/08     $ 2,000,000    $   1,999,380
                                                                                                                 -------------
    Consumer Finance (0.7%)
      Toyota Motor Credit Corp.                                           2.636      10/07/08       2,000,000        1,999,120
                                                                                                                 -------------
    Electrical Integrated (0.7%)
      FPL Group                                                           3.447      10/08/08       2,000,000        1,998,320
                                                                                                                 -------------
    Food & Beverage (0.7%)
      Nestle Capital Corp.                                                2.028      10/14/08       2,000,000        1,998,300
                                                                                                                 -------------
    Insurance (0.7%)
      Prudential Funding LLC                                              2.352      10/09/08       2,000,000        1,998,120
                                                                                                                 -------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                       Interest     Maturity       Principal
                     Description                                         Rate         Date           Amount          Value
----------------------------------------------------------            ----------   ----------     -----------    -------------
SHORT-TERM NOTES AND BONDS (4.2%) (continued)
  COMMERCIAL PAPER (4.2%) (continued)
    Transport Service (0.7%)
      United Parcel Services                                              0.831%     10/16/08     $ 2,000,000    $   1,999,271
                                                                                                                 -------------
        Total Short-Term Notes and Bonds (cost: $11,994,416)                                                        11,992,511
                                                                                                                 -------------
MONEY MARKET MUTUAL FUNDS (3.6%)
      Dreyfus Institutional Reserves Treasury Fund                                                 10,300,000       10,300,000
                                                                                                                 -------------
        Total Money Market Mutual Funds (cost: $10,300,000)                                                         10,300,000
                                                                                                                 -------------
MUTUAL FUNDS (3.0%)
      iShares Russell 1000 Value Index Fund                                                            93,100        5,948,159
      iShares Russell Midcap Value Index Fund                                                          69,600        2,729,712
                                                                                                                 -------------
        Total Mutual Funds (cost: $8,826,086)                                                                        8,677,871
                                                                                                                 -------------
CASH AND CASH EQUIVALENTS (0.0%)
      BONY Cash Reserve (cost: $76,517)                                                                76,517           76,517
                                                                                                                 -------------
TOTAL INVESTMENTS (100.0%) (a) (COST: $290,239,997)                                                                287,963,106

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.0%)                                                                          (78,908)
                                                                                                                 -------------
NET ASSETS (100%)                                                                                                $ 287,884,198
                                                                                                                 =============

*Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities as of September 30, 2008.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of September 30, 2008.

                                                                Total Net
                                                               Unrealized
 Tax Basis          Appreciation         Depreciation         Depreciation
------------        ------------         ------------         ------------
$290,236,426         $41,842,582         $(44,115,902)         $(2,273,320)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:

                                                          INVESTMENTS             OTHER FINANCIAL
               VALUATION INPUTS                          IN SECURITIES             INSTRUMENTS*
-------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $ 275,970,595            $             -
-------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               11,992,511                          -
-------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                            -                          -
-------------------------------------------------------------------------------------------------
TOTAL                                                    $ 287,963,106            $             -
-------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                     Description                                         Rate        Date          Amount         Value
----------------------------------------------------------             --------    --------     -----------   ------------
SHORT-TERM NOTES (95.8%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (8.3%)
      Federal Farm Credit Bank  Discount Notes                            2.433%   11/28/08     $ 2,640,000   $  2,629,792
      Federal Farm Credit Bank  Discount Notes                            2.446    01/15/09       4,415,000      4,383,203
      Federal Home Loan Bank Discount Notes                               2.390    10/01/08       3,000,000      3,000,000
      Federal Home Loan Bank Discount Notes                               2.360    10/22/08       5,000,000      4,993,117
      Federal National Mortgage Association Discount Notes                2.080    11/14/08       7,200,000      7,181,696
                                                                                                              ------------
                                                                                                                22,187,808
                                                                                                              ------------
  COMMERCIAL PAPER (80.9%)
    Automotive (3.9%)
      Honda Motor Company                                                 2.839    10/01/08       1,000,000      1,000,000
      Honda Motor Company                                                 2.180    10/02/08       1,750,000      1,749,895
      Honda Motor Company                                                 2.180    10/03/08       5,750,000      5,749,313
      Honda Motor Company                                                 2.383    12/10/08       2,000,000      1,990,861
                                                                                                              ------------
                                                                                                                10,490,069
                                                                                                              ------------
    Banks (1.2%)
      Bank of America Corp.                                               2.464    10/06/08       3,100,000      3,098,954
                                                                                                              ------------
    Chemical - Diversified (1.9%)
      E.I. DuPont de Nemours & Co.                                        2.028    10/01/08       3,000,000      3,000,000
      E.I. DuPont de Nemours & Co.                                        2.149    10/22/08       2,000,000      1,997,527
                                                                                                              ------------
                                                                                                                 4,997,527
                                                                                                              ------------
    Computers & Peripherals (3.7%)
      Hewlett Packard Co.                                                 2.200    10/17/08       8,500,000      8,491,802
      Hewlett Packard Co.                                                 2.231    11/25/08       1,500,000      1,494,958
                                                                                                              ------------
                                                                                                                 9,986,760
                                                                                                              ------------
    Industrial Conglomerates (4.0%)
      3M Co.                                                              1.977    10/14/08       7,800,000      7,794,412
      3M Co.                                                              1.774    10/16/08       3,000,000      2,997,812
                                                                                                              ------------
                                                                                                                10,792,224
                                                                                                              ------------
    Consumer Finance (6.7%)
      American Express Credit Corp.                                       2.514    10/02/08       3,000,000      2,999,793
      American Express Credit Corp.                                       2.788    10/15/08       3,000,000      2,996,792
      Siemens Capital Corp.                                               2.129    10/30/08       2,000,000      1,996,617
      Toyota Motor Credit Corp.                                           2.281    10/02/08       1,000,000        999,937
      Toyota Motor Credit Corp.                                           2.393    10/29/08       2,700,000      2,695,044
      Toyota Motor Credit Corp.                                           2.393    10/31/08       3,800,000      3,792,527
      Toyota Motor Credit Corp.                                           2.504    11/28/08       2,500,000      2,490,051
                                                                                                              ------------
                                                                                                                17,970,761
                                                                                                              ------------
    Diversified Financial Services (9.6%)
      AT&T Capital Corp.                                                  2.383    10/08/08       4,500,000      4,497,944
      AT&T Capital Corp.                                                  2.230    10/21/08       3,000,000      2,996,333
      AT&T Capital Corp.                                                  2.160    11/10/08         800,000        798,107
      General Electric Capital Corp.                                      2.362    10/27/08       2,000,000      1,996,634
      IBM Credit Corp.                                                    2.585    10/16/08       4,659,000      4,654,050
      IBM Credit Corp.                                                    2.078    10/24/08       5,000,000      4,993,451
      Wells Fargo & Co.                                                   3.447    10/09/08       5,900,000      5,895,542
                                                                                                              ------------
                                                                                                                25,832,061
                                                                                                              ------------
    Electric Integrated (3.9%)
      Florida Power & Light Co.                                           3.549    10/08/08       5,500,000      5,496,335
      Florida Power & Light Co.                                           2.291    10/14/08       2,000,000      1,998,368
      Florida Power & Light Co.                                           3.447    10/17/08       2,977,000      2,972,501
                                                                                                              ------------
                                                                                                                10,467,204
                                                                                                              ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                     Description                                         Rate        Date          Amount         Value
----------------------------------------------------------             --------    --------     -----------   ------------
SHORT-TERM NOTES (95.8%) (continued)
  COMMERCIAL PAPER (80.9%) (continued)
    Electric Products (3.0%)
      Emerson Electric Co.                                                2.028%   10/20/08     $ 4,000,000   $  3,995,778
      Emerson Electric Co.                                                2.078    10/30/08       4,000,000      3,993,394
                                                                                                              ------------
                                                                                                                 7,989,172
                                                                                                              ------------
    Education (3.7%)
      Harvard University                                                  1.977    10/01/08       1,500,000      1,500,000
      Harvard University                                                  2.109    10/08/08       5,000,000      4,997,978
      Harvard University                                                  2.109    10/16/08       3,500,000      3,496,967
                                                                                                              ------------
                                                                                                                 9,994,945
                                                                                                              ------------
    Finance - Leasing (1.6%)
      Pitney Bowes Inc.                                                   2.028    10/08/08         348,000        347,865
      Pitney Bowes Inc.                                                   2.028    10/09/08       2,000,000      1,999,111
      Pitney Bowes Inc.                                                   2.028    10/10/08       1,999,000      1,998,000
                                                                                                              ------------
                                                                                                                 4,344,976
                                                                                                              ------------
    Food & Beverages (10.0%)
      The Coca-Cola Co.                                                   2.099    10/20/08       2,000,000      1,997,815
      The Coca-Cola Co.                                                   2.149    11/10/08       4,500,000      4,489,400
      The Coca-Cola Co.                                                   2.149    11/21/08       3,000,000      2,990,990
      Nestle Capital Corp.                                                2.099    10/06/08       4,500,000      4,498,706
      Nestle Capital Corp.                                                2.129    11/07/08       1,000,000        997,842
      Nestle Capital Corp.                                                2.119    02/11/09       4,000,000      3,969,114
      Pepsico Inc.                                                        2.078    10/01/08       5,500,000      5,500,000
      Pepsico Inc.                                                        1.774    10/28/08       2,500,000      2,496,719
                                                                                                              ------------
                                                                                                                26,940,586
                                                                                                              ------------
    Household & Presonal Products (3.8%)
      The Proctor & Gamble Co.                                            2.028    10/08/08       2,500,000      2,499,028
      The Proctor & Gamble Co.                                            2.028    12/11/08       1,200,000      1,195,267
      The Proctor & Gamble Co.                                            2.261    02/04/09       6,500,000      6,449,267
                                                                                                              ------------
                                                                                                                10,143,562
                                                                                                              ------------
    Insurance (2.4%)
      Prudential Funding Corp.                                            2.312    10/23/08       1,500,000      1,497,910
      Prudential Funding Corp.                                            2.403    11/04/08       5,000,000      4,988,808
                                                                                                              ------------
                                                                                                                 6,486,718
                                                                                                              ------------
    Machinery (3.7%)
      Caterpillar Inc.                                                    2.109    10/28/08      10,000,000      9,984,400
                                                                                                              ------------
    Medical Products (5.2%)
      Johnson & Johnson                                                   2.119    10/10/08       1,200,000      1,199,373
      Johnson & Johnson                                                   2.099    10/14/08       1,600,000      1,598,804
      Merk & Co.                                                          2.281    10/07/08       5,000,000      4,998,125
      Merk & Co.                                                          2.281    10/09/08       5,000,000      4,997,500
      Pfiizer Inc.                                                        2.058    10/01/08       1,100,000      1,100,000
                                                                                                              ------------
                                                                                                                13,893,802
                                                                                                              ------------
    Oil & Gas (4.8%)
      ConocoPhillips                                                      1.977    10/30/08       6,500,000      6,489,790
      Praxair Inc.                                                        2.028    10/09/08       6,500,000      6,497,111
                                                                                                              ------------
                                                                                                                12,986,901
                                                                                                              ------------
    Retail-Designer (4.1%)
      Wal-Mart Stores                                                     2.149    10/10/08       1,090,000      1,089,407
      Wal-Mart Stores                                                     2.231    11/06/08       2,000,000      1,995,800
      Wal-Mart Stores                                                     2.129    11/07/08       4,000,000      3,991,367
      Wal-Mart Stores                                                     2.129    12/22/08       3,900,000      3,881,345
                                                                                                              ------------
                                                                                                                10,957,919
                                                                                                              ------------
    Transport Service (3.7%)
      United Parcel Services                                              2.008    11/03/08       4,000,000      3,992,740
      United Parcel Services                                              1.977    12/01/08       1,000,000        996,696
      United Parcel Services                                              2.038    12/31/08       5,000,000      4,974,596
                                                                                                              ------------
                                                                                                                 9,964,032
                                                                                                              ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                     Description                                         Rate        Date          Amount         Value
----------------------------------------------------------             --------    --------     -----------   ------------
SHORT-TERM NOTES (95.8%) (continued)
  VARIABLE RATE DEMAND NOTES (1.9%)**
      Community Housing Development
        (backed by Wells Fargo Bank LOC)                                  6.750%   10/02/08     $   755,000   $    755,000
      Connecticut Water (backed by Citizen Bank of RI LOC)                6.000    10/01/08       1,500,000      1,500,000
      PCP Investors LLC (backed by Wells Fargo Bank LOC)                  6.750    10/02/08         805,000        805,000
      UBS AG Stamford Connecticut                                         2.478    10/16/08       2,000,000      2,000,000
                                                                                                              ------------
                                                                                                                 5,060,000
                                                                                                              ------------
  CORPORATE BONDS (4.7%)
    Commercial Banks (1.5%)
      BASF Aktiengesells Finance EUR**                                    2.796    10/20/08       4,000,000      4,000,000
                                                                                                              ------------
    Diversified Telecommunications Services (0.6%)
      Bellsouth Telecommunications                                        5.875    01/15/09       1,700,000      1,712,505
                                                                                                              ------------
    Electronic Products (0.7%)
      Emerson Electric Co.                                                5.850    03/15/09       2,000,000      2,026,022
                                                                                                              ------------
    Food, Beverages (1.1%)
      Pepsico Inc.                                                        5.625    02/17/09       3,000,000      3,031,792
                                                                                                              ------------
    Medical-Drugs (0.8%)
      Abbott Laboratories                                                 5.375    05/15/09       2,000,000      2,029,818
                                                                                                              ------------
        Total Short-Term Notes (cost: $257,370,518)                                                            257,370,518
                                                                                                              ------------

                                                                                                   Shares
                                                                                                 ----------
MONEY MARKET MUTUAL FUNDS (3.7%)
      Dreyfus Masternote Account                                                                 10,000,000     10,000,000
                                                                                                              ------------
        Total Money Market Mutual Funds (cost: $10,000,000)                                                     10,000,000
                                                                                                              ------------
CASH AND CASH EQUIVALENTS (0.2%)
      BONY Cash Reserve (cost: $407,822)                                                            407,822        407,822
                                                                                                              ------------
TOTAL INVESTMENTS (99.7%) (a) (COST: $267,778,340)                                                             267,778,340
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)                                                                       773,356
                                                                                                              ------------
NET ASSETS (100%)                                                                                             $268,551,696
                                                                                                              ============

** Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2008.

The interest rate for short-term notes reflects the yields for those securities as of September 30, 2008.

Cost represents amortized cost.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the cost are the same as of September 30, 2008.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:

                                                          INVESTMENTS             OTHER FINANCIAL
               VALUATION INPUTS                          IN SECURITIES             INSTRUMENTS*
-------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $  10,407,822            $             -
-------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS              257,370,518                          -
-------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                            -                          -
-------------------------------------------------------------------------------------------------
TOTAL                                                    $ 267,778,340            $             -
-------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                             Interest           Maturity            Principal
                     Description                               Rate               Date               Amount                Value
------------------------------------------------------       --------           --------           ----------          ------------
LONG-TERM NOTES AND BONDS (94.7%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (5.1%)
    FHLMC                                                       5.200%          03/05/19           $  700,000          $    693,527
    U.S. Treasury Bonds                                         7.250           08/15/22            1,900,000             2,469,408
    U.S. Treasury Notes                                         4.250           08/15/15              827,000               874,229
    U.S. Treasury Notes                                         4.500           02/15/16              100,000               106,594
    U.S. Treasury Notes                                         4.625           02/15/17               50,000                53,207
    U.S. Treasury Notes                                         7.875           02/15/21              900,000             1,209,867
    U.S. Treasury Notes                                         4.125           05/15/15            1,500,000             1,582,734
                                                                                                                       ------------
                                                                                                                          6,989,566
                                                                                                                       ------------
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (53.0%)
    Atlantic City Electric Transition Funding
      LLC, Ser. 2002-1, Cl. A3                                  4.910           07/20/17            1,000,000               957,537
    Banc of America Commercial Mortgage, Inc.,
      Ser. 2006-5, Cl. AaB                                      5.379           09/10/47              900,000               825,902
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-T24, Cl. AAB                        5.533           10/12/41              550,000               501,078
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-PW13, Cl. AaB                       5.530           09/11/41            1,300,000             1,194,135
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-PW14, Cl. A3                        5.209           12/11/38              600,000               543,329
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2007-PW15, Cl. AaB                       5.315           02/11/44              650,000               568,558
    Bear Stearns Commercial Mortgage
      Securities, Ser.
      2006-PW13, Cl. AAA                                        5.518           09/11/41            1,000,000               923,564
    Centerpoint Energy Transition Bond Co.,
      Ser. 2005-A, Cl. A2                                       4.970           08/01/14              600,000               601,524
    CHN Equipment Trust Ser 2007-B A3A                          5.400           10/17/11              400,000               398,478
    Citigroup Commercial Mortgage Trust, Ser.
      2006-C5, Cl. AsB                                          5.413           10/15/49            1,200,000             1,088,376
    Commercial Mortgage PASS-THRU, Ser.
      2006-C8, Cl. AAB                                          5.291           12/10/46              650,000               586,711
    Crown Castle Towers, Ser. 2006-1A, Cl. Afx                  5.245           11/15/36            1,000,000               974,680
    CSFB Boston Mortgage Securities Corp. 2005-C6 A4            5.230           12/15/40            1,000,000               907,954
    CSFB, Ser. 2005-C5, Cl. Aab                                 5.100           08/15/38            1,200,000             1,121,786
    FHLMC Gold Pool # A48197                                    6.500           01/01/36            1,320,089             1,355,285
    FHLMC Gold Pool # A56247                                    6.000           01/01/37            1,310,576             1,327,939
    FHLMC Gold Pool # A57135                                    5.500           02/01/37            1,302,556             1,296,672
    FHLMC Gold Pool # A58278                                    5.000           03/01/37            1,798,052             1,752,607
    FHLMC Gold Pool # J05930                                    5.500           03/01/21            2,037,965             2,054,224
    FHLMC Gold Pool #A11823                                     5.000           08/01/33               96,909                94,717
    FHLMC Gold Pool #A16641                                     5.500           12/01/33              195,167               194,743
    FHLMC Gold Pool #A27124                                     6.000           10/01/34               90,176                91,568
    FHLMC Gold Pool #A28876                                     6.000           11/01/34              523,034               531,108
    FHLMC Gold Pool #A40159                                     5.500           11/01/35               43,289                43,120
    FHLMC Gold Pool #A40754                                     6.500           12/01/35              583,365               599,374
    FHLMC Gold Pool #A41968                                     5.500           01/01/36              416,950               415,327
    FHLMC Gold Pool #A43870                                     6.500           03/01/36              300,827               308,848
    FHLMC Gold Pool #A45624                                     5.500           06/01/35               44,466                44,293
    FHLMC Gold Pool #A49346                                     6.500           05/01/36              113,874               116,910
    FHLMC Gold Pool #A51101                                     6.000           07/01/36              250,729               254,051

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                             Interest           Maturity            Principal
                     Description                               Rate               Date               Amount                Value
------------------------------------------------------       --------           --------           ----------          ------------
LONG-TERM NOTES AND BONDS (94.7%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (53.0%) (continued)
    FHLMC Gold Pool #A58965                                     5.500%          04/01/37           $1,096,763          $  1,091,809
    FHLMC Gold Pool #A71576                                     6.500           01/01/38            1,016,682             1,043,629
    FHLMC Gold Pool #B12969                                     4.500           03/01/19              174,026               171,303
    FHLMC Gold Pool #B19462                                     5.000           07/01/20            1,007,094             1,002,512
    FHLMC Gold Pool #C01086                                     7.500           11/01/30               49,629                53,768
    FHLMC Gold Pool #C01271                                     6.500           12/01/31               93,797                97,031
    FHLMC Gold Pool #C01302                                     6.500           11/01/31               36,150                37,396
    FHLMC Gold Pool #C01676                                     6.000           11/01/33            4,475,947             4,552,030
    FHLMC Gold Pool #C14364                                     6.500           09/01/28               38,751                40,147
    FHLMC Gold Pool #C14872                                     6.500           09/01/28                4,144                 4,293
    FHLMC Gold Pool #C20300                                     6.500           01/01/29               36,918                38,248
    FHLMC Gold Pool #C28221                                     6.500           06/01/29               13,973                14,467
    FHLMC Gold Pool #C35377                                     7.000           01/01/30                7,128                 7,508
    FHLMC Gold Pool #C41636                                     8.000           08/01/30                5,733                 6,220
    FHLMC Gold Pool #C56017                                     6.500           03/01/31              303,713               314,231
    FHLMC Gold Pool #C61802                                     5.500           12/01/31              534,217               533,724
    FHLMC Gold Pool #C64936                                     6.500           03/01/32               51,597                53,328
    FHLMC Gold Pool #C68790                                     6.500           07/01/32              217,649               224,948
    FHLMC Gold Pool #C74741                                     6.000           12/01/32              237,178               241,394
    FHLMC Gold Pool #C79460                                     5.500           05/01/33              234,639               234,129
    FHLMC Gold Pool #C79886                                     6.000           05/01/33              472,610               480,718
    FHLMC Gold Pool #E00543                                     6.000           04/01/13               25,117                25,582
    FHLMC Gold Pool #E00565                                     6.000           08/01/13               19,852                20,219
    FHLMC Gold Pool #E00957                                     6.000           02/01/16               40,304                41,053
    FHLMC Gold Pool #E01007                                     6.000           08/01/16               30,206                30,768
    FHLMC Gold Pool #E01085                                     5.500           12/01/16               60,214                61,269
    FHLMC Gold Pool #E01136                                     5.500           03/01/17              160,372               163,029
    FHLMC Gold Pool #E01216                                     5.500           10/01/17              155,621               158,200
    FHLMC Gold Pool #E01378                                     5.000           05/01/18              329,705               330,265
    FHLMC Gold Pool #E71048                                     6.000           07/01/13                1,033                 1,053
    FHLMC Gold Pool #E72468                                     5.500           10/01/13               12,429                12,620
    FHLMC Gold Pool #E74118                                     5.500           01/01/14               64,873                65,857
    FHLMC Gold Pool #E77035                                     6.500           05/01/14               30,122                31,213
    FHLMC Gold Pool #E77962                                     6.500           07/01/14               54,174                56,137
    FHLMC Gold Pool #E78727                                     6.500           10/01/14                1,625                 1,684
    FHLMC Gold Pool #E82543                                     6.500           03/01/16               55,241                57,246
    FHLMC Gold Pool #E85127                                     6.000           08/01/16               21,395                21,793
    FHLMC Gold Pool #E85353                                     6.000           09/01/16               77,624                79,069
    FHLMC Gold Pool #E89823                                     5.500           05/01/17              195,193               198,428
    FHLMC Gold Pool #E90912                                     5.500           08/01/17               65,957                67,050
    FHLMC Gold Pool #E91139                                     5.500           09/01/17              239,924               243,900
    FHLMC Gold Pool #E91646                                     5.500           10/01/17              384,310               390,679
    FHLMC Gold Pool #E92047                                     5.500           10/01/17              227,208               230,973
    FHLMC Gold Pool #E92196                                     5.500           11/01/17               43,015                43,728
    FHLMC Gold Pool #E95159                                     5.500           03/01/18              289,899               294,159
    FHLMC Gold Pool #E95734                                     5.000           03/01/18            1,396,185             1,398,559
    FHLMC Gold Pool #G01091                                     7.000           12/01/29               36,920                38,888
    FHLMC Gold Pool #G02060                                     6.500           01/01/36            1,453,319             1,493,202
    FHLMC Gold Pool #G08016                                     6.000           10/01/34            1,915,020             1,944,579
    FHLMC Gold Pool #G10817                                     6.000           06/01/13               24,165                24,613
    FHLMC Gold Pool #G11753                                     5.000           08/01/20              625,491               622,645
    FHLMC Gold Pool #J01380                                     5.500           03/01/21            2,013,773             2,029,839
    FHLMC Gold Pool# A44969                                     6.500           04/01/36              897,688               921,622
    FHLMC Pool #A56634                                          5.000           01/01/37              410,691               400,311
    FHLMC Pool #A56829                                          5.000           01/01/37              100,875                98,325
    FHLMC Series 2424 Class OG CMO                              6.000           03/15/17            1,193,680             1,232,870
    FHLMC Series 2835 Class MD CMO                              4.500           08/15/19              850,000               807,639
    FHLMC Series 2947 Class VA CMO                              5.000           03/15/16              646,188               648,933
    FHLMC Series 3020 Class VA CMO                              5.500           11/15/14            1,439,642             1,469,297
    FNMA CMO 2002-86 KM CMO                                     5.000           12/25/17            2,150,000             2,119,427
    FNMA Pool # 256883                                          6.000           09/01/37            1,675,455             1,698,866
    FNMA Pool #253798                                           6.000           05/01/16                1,764                 1,806

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                             Interest           Maturity            Principal
                     Description                               Rate               Date               Amount                Value
------------------------------------------------------       --------           --------           ----------          ------------
LONG-TERM NOTES AND BONDS (94.7%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (53.0%) (continued)
    FNMA Pool #356565                                           5.500%          09/01/17           $1,140,753          $  1,161,261
    FNMA Pool #357637                                           6.000           11/01/34            2,355,024             2,392,847
    FNMA Pool #545929                                           6.500           08/01/32              146,373               151,239
    FNMA Pool #555591                                           5.500           07/01/33              612,169               612,274
    FNMA Pool #572020                                           6.000           04/01/16               34,489                35,303
    FNMA Pool #578974                                           6.000           05/01/16               58,228                59,621
    FNMA Pool #579170                                           6.000           04/01/16               14,452                14,793
    FNMA Pool #584953                                           7.500           06/01/31               14,623                15,780
    FNMA Pool #585097                                           6.000           05/01/16              113,862               116,549
    FNMA Pool #651220                                           6.500           07/01/32              158,298               163,562
    FNMA Pool #781776                                           6.000           10/01/34              241,574               245,454
    FNMA Pool #797509                                           4.500           03/01/35            1,307,574             1,238,803
    FNMA Pool #797536                                           4.500           04/01/35            1,080,986             1,024,132
    FNMA Pool #910446                                           6.500           01/01/37              735,327               754,793
    FNMA Pool #922224                                           5.500           12/01/36            1,129,702             1,127,600
    FNMA Pool #936760                                           5.500           06/01/37            1,228,156             1,225,801
    FNMA Pool# 942956                                           6.000           09/01/37            1,740,339             1,764,657
    GNMA CMO 2002-88 GW                                         5.500           09/20/19            1,000,000               996,853
    GNMA Pool #443216                                           8.000           07/15/27               22,425                24,614
    GNMA Pool #452827                                           7.500           02/15/28               26,969                29,106
    GNMA Pool #457453                                           7.500           10/15/27                7,852                 8,479
    GNMA Pool #479743                                           7.500           11/15/30               20,349                21,937
    GNMA Pool #511723                                           7.500           10/15/30               22,759                24,534
    GNMA Pool #511778                                           7.500           11/15/30               81,573                87,937
    GNMA Pool #529534                                           8.000           08/15/30                9,108                10,001
    GNMA Pool #540356                                           7.000           05/15/31               69,760                73,389
    GNMA Pool #542083                                           7.000           01/15/31               13,148                13,832
    GNMA Pool #552466                                           6.500           03/15/32              103,852               106,850
    GNMA Pool #570323                                           6.000           02/15/32               35,557                36,220
    GNMA Pool #574395                                           6.000           01/15/32              658,935               671,215
    GNMA Pool #577653                                           6.000           08/15/32               64,921                66,131
    GNMA Pool #585467                                           6.000           08/15/32              209,025               212,921
    GNMA Pool #591025                                           6.500           10/15/32              149,486               153,801
    GE Capital Commercial Mortgage Corp.                        5.349           08/11/36              500,000               485,829
    LBUBS Commercial Mortgage Trust, Ser.
      2006-C7, Cl. A2                                           5.300           11/15/38            1,800,000             1,712,759
    Merrill Lyynch/CountryWide Commercial
      Mortgage Trust, Ser. 2007-5, Cl. AsB                      5.362           08/12/48              650,000               567,745
    Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. Aab           5.325           12/15/43              650,000               587,832
    Morgan Stanley Capital I, 2006-IQ11 A4                      5.775           10/15/42            1,000,000               906,902
    Small Business Administration Participation
      Certificates, Ser. 2006-10A, Cl. 1                        5.524           03/10/16            1,000,000               993,346
    Small Business Administration Participation
      Certificates, Ser. 2006-20C, Cl. 1                        5.570           03/01/26              828,857               833,953
    TIAA Seasoned Commercial Mortgage Trust                     6.104           08/15/39              350,000               321,662
                                                                                                                       ------------
                                                                                                                         72,546,943
                                                                                                                       ------------
  CORPORATE OBLIGATIONS (36.6%)
    Aerospace & Defense (0.3%)
      L-3 Communications Corp.                                  6.125           01/15/14              500,000               462,500
                                                                                                                       ------------
    Auto Rental (0.5%)
      ERAC USA Finance Co. Series 144A                          5.600           05/01/15              800,000               659,963
                                                                                                                       ------------
    Biotechnology (0.4%)
      Biogen Idec Inc.                                          6.000           03/01/13              550,000               543,071
                                                                                                                       ------------
    Chemicals (0.7%)
      Agrium Inc.                                               6.750           01/15/19            1,000,000               979,957

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                             Interest           Maturity            Principal
                     Description                               Rate               Date               Amount                Value
------------------------------------------------------       --------           --------           ----------          ------------
LONG-TERM NOTES AND BONDS (94.7%) (continued)
  CORPORATE OBLIGATIONS (36.6%) (continued)
      E.I. Du Pont De Nemours Co.                               6.875%          10/15/09           $   37,000          $     37,954
                                                                                                                       ------------
                                                                                                                          1,017,911
                                                                                                                       ------------
    Commercial Banks (2.8%)
      Bank of America Corp.                                     7.400           01/15/11               37,000                36,245
      Bank of Oklahoma                                          5.750           05/15/17              600,000               576,234
      Bank One Corp.                                            7.875           08/01/10            1,037,000             1,063,325
      First Union National Bank                                 7.800           08/18/10               37,000                30,815
      J.P. Morgan Chase & Co.                                   6.750           02/01/11               37,000                37,124
      Merrill Lynch & Co Inc.                                   3.001           11/01/11              550,000               468,923
      PNC Funding Corp.                                         5.125           12/14/10              400,000               397,777
      State Street Bank & Trust                                 5.300           01/15/16              600,000               545,331
      Union Bank of California                                  5.950           05/11/16              750,000               678,315
      US Bank North America                                     6.375           08/01/11               37,000                37,349
                                                                                                                       ------------
                                                                                                                          3,871,438
                                                                                                                       ------------
    Computer - Software (0.5%)
      Computer Associates Inc. Series 144A                      5.625           12/01/14              700,000               628,475
                                                                                                                       ------------
    Consumer Products (0.6%)
      Kimberly-Clark                                            6.625           08/01/37              800,000               800,414
                                                                                                                       ------------
    E&P Services (0.6%)
      Seacor Holdings, Inc.                                     5.875           10/01/12              805,000               774,447
                                                                                                                       ------------
    Electric (0.8%)
      EDP Finance BV                                            6.000           02/02/18              600,000               574,144
      ITC Holdings Corp.                                        6.050           01/31/18              600,000               566,264
                                                                                                                       ------------
                                                                                                                          1,140,408
                                                                                                                       ------------
    Electric Utility (2.9%)
      AEP Texas Central Trans Ser A-3                           5.090           07/01/15              550,000               519,064
      Arizona Public Service Co.                                6.375           10/15/11              600,000               599,148
      DPL Inc.                                                  6.875           09/01/11            1,000,000             1,020,950
      Entergy Gulf States, Inc.                                 4.875           11/01/11              650,000               632,711
      NiSource Finance Corp.                                    7.875           11/15/10              487,000               500,884
      Potomac Edison Co.                                        5.350           11/15/14              700,000               647,362
                                                                                                                       ------------
                                                                                                                          3,920,119
                                                                                                                       ------------
    Finance Companies (2.8%)
      Citigroup Inc.                                            8.400           04/30/49              750,000               510,495
      Ford Motor Credit Corp.                                   7.000           10/01/13              800,000               491,646
      General Electric Capital Corp.                            6.375           11/15/67              600,000               485,503
      General Electric Capital Corp.                            7.375           01/19/10               37,000                37,253
      Hartford Financial Services Group Inc.                    8.125           06/15/38            1,000,000               851,724
      SLM Corp.                                                 4.500           07/26/10              700,000               532,000
      Xstrata Finance Canada Ltd.                               5.500           11/16/11            1,000,000               974,940
                                                                                                                       ------------
                                                                                                                          3,883,561
                                                                                                                       ------------
    Food & Beverage Products (1.5%)
      Dr. Pepper Snapple Group Inc.                             6.820           05/01/18            1,000,000               965,257
      General Mills Inc.                                        5.650           09/10/12              500,000               504,660
      Kellogg Company                                           6.600           04/01/11               37,000                38,407
      Kraft Foods Inc.                                          6.500           08/11/17              500,000               481,102
                                                                                                                       ------------
                                                                                                                          1,989,426
                                                                                                                       ------------
    Gas-Distribution (0.9%)
      Atmos Energy Corp.                                        4.950           10/15/14              600,000               540,973
      Southwest Gas Corp.                                       7.625           05/15/12              650,000               672,213
                                                                                                                       ------------
                                                                                                                          1,213,186
                                                                                                                       ------------
    Health Care Services (0.4%)
      Quest Diagnostic Inc.                                     6.950           07/01/37              550,000               526,902
                                                                                                                       ------------
    Healthcare Equipment & Supplies (0.7%)
      Hospira, Inc.                                             5.900           06/15/14            1,000,000             1,008,438
                                                                                                                       ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                             Interest           Maturity            Principal
                     Description                               Rate               Date               Amount                Value
------------------------------------------------------       --------           --------           ----------          ------------
LONG-TERM NOTES AND BONDS (94.7%) (continued)
  CORPORATE OBLIGATIONS (36.6%) (continued)
    Hotel/Lodging (0.3%)
      MGM Mirage                                                5.875%          02/27/14           $  500,000          $    361,250
                                                                                                                       ------------
    Independent Energy (1.2%)
      Pioneer Natual Resource                                   7.200           01/15/28              600,000               516,562
      Southwestern Energy Co.                                   7.125           10/10/17              500,000               494,474
      Union Pacific Resources                                   7.050           05/15/18              600,000               594,582
                                                                                                                       ------------
                                                                                                                          1,605,618
                                                                                                                       ------------
    Insurance (0.9%)
      Nationwide Financial Services                             6.250           11/15/11              700,000               727,956
      Willis North America, Inc.                                6.200           03/28/17              600,000               521,675
                                                                                                                       ------------
                                                                                                                          1,249,631
                                                                                                                       ------------
    Integrated Energy (0.0%)
      Conocophilips Company                                     8.750           05/25/10               37,000                39,740
                                                                                                                       ------------
    Iron/Steel (1.4%)
      Allegheny Technologies Inc.                               8.375           12/15/11            1,000,000             1,062,894
      Reliance Steel & Aluminum Co.                             6.850           11/15/36              900,000               857,984
                                                                                                                       ------------
                                                                                                                          1,920,878
                                                                                                                       ------------
    Leisure Time (0.4%)
      Royal Caribbean Cruises Ltd.                              6.875           12/01/13              600,000               501,000
                                                                                                                       ------------
    Media (1.8%)
      Aol Time Warner, Inc.                                     6.750           04/15/11              387,000               386,135
      British Sky Broadcasting Group PLC                        6.100           02/15/18              550,000               527,076
      TCI Communications Inc.                                   7.875           02/15/26            1,050,000             1,011,030
      Time Warner Cable Inc.                                    6.550           05/01/37              650,000               526,427
      Viacom, Inc.                                              6.625           05/15/11               37,000                35,979
                                                                                                                       ------------
                                                                                                                          2,486,647
                                                                                                                       ------------
    Metal Fabricate/Hardware (0.6%)
      Commercial Metals Co.                                     7.350           08/15/18              800,000               755,462
                                                                                                                       ------------
    Mining (0.4%)
      Vulcan Materials                                          5.600           11/30/12              600,000               587,460
                                                                                                                       ------------
    Office Furnishings (0.5%)
      Steelcase, Inc.                                           6.500           08/15/11              650,000               671,024
                                                                                                                       ------------
    Oil & Gas-Production/Pipeline (3.8%)
      El Paso Natural Gas                                       7.625           08/01/10              700,000               700,001
      Nustar Logistics                                          7.650           04/15/18            1,000,000             1,005,314
      Questar Pipeline co.                                      5.830           02/01/18              600,000               551,190
      Southern Natural Gas                                      5.900           04/01/17              650,000               575,245
      Southern Star Central Corp.                               6.750           03/01/16              650,000               596,375
      Transcont Gas Pipe Corp.                                  8.875           07/15/12              600,000               651,698
      Valero Energy Corp.                                       6.625           06/15/37              500,000               431,465
      Williams Partners LP / Williams Partners Fin. Corp.       7.250           02/01/17              700,000               651,000
                                                                                                                       ------------
                                                                                                                          5,162,288
                                                                                                                       ------------
    Oil and Gas (0.8%)
      Berry Petroleum CO.                                       8.250           11/01/16              600,000               507,000
      Murphy Oil Corp.                                          7.050           05/01/29              600,000               609,766
                                                                                                                       ------------
                                                                                                                          1,116,766
                                                                                                                       ------------
    Packaging (0.4%)
      Pactiv Corp.                                              6.400           01/15/18              550,000               541,775
                                                                                                                       ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                             Interest           Maturity            Principal
                     Description                               Rate               Date               Amount                Value
------------------------------------------------------       --------           --------           ----------          ------------
LONG-TERM NOTES AND BONDS (94.7%) (continued)
  CORPORATE OBLIGATIONS (36.6%) (continued)
    Paper and Forest Products (0.7%)
      Abitibi-Consolidated, Inc.                                8.850%          08/01/30           $  800,000          $    192,000
      Weyerhaeuser Co.                                          7.375           03/15/32              900,000               789,167
                                                                                                                       ------------
                                                                                                                            981,167
                                                                                                                       ------------
    Pharmaceuticals (1.3%)
      AmerisourceBergen Corp.                                   5.875           09/15/15              850,000               767,729
      Medco Health Solutions Inc.                               6.125           03/15/13            1,000,000             1,017,245
                                                                                                                       ------------
                                                                                                                          1,784,974
                                                                                                                       ------------
    Real Estate (0.4%)
      Nationwide Health Properties Inc.                         6.250           02/01/13              600,000               598,289
                                                                                                                       ------------
    Telecommunication Services (4.8%)
      America Movil SAB de CV                                   5.625           11/15/17              600,000               562,107
      AT&T Wireless Services, Inc.                              7.875           03/01/11              537,000               565,321
      AT&T Wireless Services, Inc.                              6.250           03/15/11               37,000                37,394
      AT&T Wireless Services, Inc.                              5.500           02/01/18              550,000               489,786
      British Telecom Plc                                       8.625           12/15/10               37,000                38,671
      Deutsche Telekom International                            8.500(b)        06/15/10              862,000               894,825
      France Telecom                                            7.750           03/01/11               37,000                38,831
      Rogers Wireless Inc.                                      6.375           03/01/14              875,000               836,834
      Sprint Capital Corp.                                      7.625           01/30/11               37,000                33,670
      Sprint Capital Corp.                                      8.750           03/15/32              800,000               624,000
      Telecom Italia Capital SA                                 6.999           06/04/18              600,000               538,590
      Verizon Communications                                    6.940           04/15/28              600,000               509,108
      Verizon Global Funding Corp.                              7.250           12/01/10               37,000                38,502
      Windstream Corp.                                          8.125           08/01/13            1,000,000               950,000
      Windstream Holding of the Midwest Inc.                    6.750           04/01/28              470,000               377,324
                                                                                                                       ------------
                                                                                                                          6,534,963
                                                                                                                       ------------
    Transportation (0.5%)
      Fedex Corp.                                               7.110           01/02/14              655,963               680,561
                                                                                                                       ------------
    Miscellaneous (0.0%)
      Inter-American Development Bank                           7.375           01/15/10               37,000                38,917
      Quebec Province                                           6.125           01/22/11               37,000                39,379
                                                                                                                       ------------
                                                                                                                             78,296
                                                                                                                       ------------
        Total Corporate Obligations (cost: $54,384,513)                                                                  50,098,048
                                                                                                                       ------------
        Total Long-Term Notes and Bonds (cost: $134,321,592)                                                            129,634,557
                                                                                                                       ------------
SHORT-TERM NOTES AND BONDS (3.0%)
  CORPORATE OBLIGATIONS (3.0%)
    Commercial Services & Supplies (0.8%)
      Waste Management, Inc.                                    6.875           05/15/09            1,100,000             1,103,136
                                                                                                                       ------------
    Electric Utility (0.3%)
      Duke Energy Indiana Inc.                                  8.000           07/15/09              400,000               410,976
                                                                                                                       ------------
    Finance Companies (1.2%)
      Catepillar Financial Service Corp.                        3.450           01/15/09            1,000,000               992,535
      Merrill Lynch & Co.                                       6.000           02/17/09               37,000                35,914
      National Rural Utilities.                                 5.750           08/28/09              500,000               506,345
                                                                                                                       ------------
                                                                                                                          1,534,794
                                                                                                                       ------------
    Food Products & Distribution (0.2%)
      Pepsi Bottling Holdings Inc.                              5.625           02/17/09              305,000               306,408
                                                                                                                       ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                             Interest           Maturity            Principal
                     Description                               Rate               Date               Amount                Value
------------------------------------------------------       --------           --------           ----------          ------------
SHORT-TERM NOTES AND BONDS (3.0%) (continued)
  CORPORATE OBLIGATIONS (3.0%) (continued)
    Real Estate (0.5%)
      Simon Property Group LP                                   3.750%          01/30/09           $  700,000          $    691,496
                                                                                                                       ------------
    Retail (0.0%)
      Wal-Mart                                                  6.875           08/10/09               37,000                38,001
                                                                                                                       ------------
        Total Short-Term Notes and Bonds (cost: $4,104,085)                                                               4,084,811
                                                                                                                       ------------

                                                                                                     Shares
                                                                                                   ----------
MONEY MARKET MUTUAL FUNDS (1.2%)
      Dreyfus Treasury Cash Management                                                              1,650,000             1,650,000
                                                                                                                       ------------
        Total Money Market Mutual Funds (cost: $1,650,000)                                                                1,650,000
                                                                                                                       ------------
CASH AND CASH EQUIVALENTS (0.0%)
      BONY Cash Reserve (cost: $66,270)                                                                66,270                66,270
                                                                                                                       ------------
TOTAL INVESTMENTS (98.9%) (A) (COST: $140,141,947)                                                                      135,435,638

OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)                                                                              1,468,862
                                                                                                                       ------------
NET ASSETS (100%)                                                                                                      $136,904,500
                                                                                                                       ============

Series 144A securities were purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to the rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

The interest rate for short-term notes reflects the yields for those securities as of September 30, 2008.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of September 30, 2008.

                                                                Total Net
                                                               Unrealized
 Tax Basis          Appreciation         Depreciation         Depreciation
------------        ------------         ------------         ------------
$140,142,567          $1,188,197          $(5,895,126)         $(4,706,929)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:

                                                          INVESTMENTS             OTHER FINANCIAL
               VALUATION INPUTS                          IN SECURITIES             INSTRUMENTS*
-------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $   1,716,270            $             -
-------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS              133,719,368                          -
-------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                            -                          -
-------------------------------------------------------------------------------------------------
TOTAL                                                    $ 135,435,638            $             -
-------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                         SEPTEMBER 30, 2008 (UNAUDITED)

                     Description                                                 Shares                                   Value
------------------------------------------------------                          --------                               ------------
COMMON STOCKS (57.6)
  Aerospace & Defense (1.3%)
    General Dynamics Corp.                                                       13,800                                $  1,015,956
    Precision Castparts Corp.                                                    33,800                                   2,662,764
                                                                                                                       ------------
                                                                                                                          3,678,720
                                                                                                                       ------------
  Apparel (3.1%)
    Columbia Sportswear Co.                                                     118,000                                   4,951,280
    Wolverine World Wide, Inc.                                                  144,950                                   3,835,377
                                                                                                                       ------------
                                                                                                                          8,786,657
                                                                                                                       ------------
  Automotive Components (2.2%)
    Harley-Davidson, Inc.                                                        68,400                                   2,551,320
    Magna International, Inc. Class A                                            72,000                                   3,685,680
                                                                                                                       ------------
                                                                                                                          6,237,000
                                                                                                                       ------------
  Chemicals (1.1%)
    Dow Chemical Co.                                                             96,300                                   3,060,414
                                                                                                                       ------------

  Commercial Services (0.5%)
    MPS Group, Inc.*                                                             26,100                                     263,088
    Robert Half International, Inc.                                              41,500                                   1,027,125
                                                                                                                       ------------
                                                                                                                          1,290,213
                                                                                                                       ------------
  Computer Hardware & Software (4.4%)
    Autodesk, Inc.*                                                              56,100                                   1,882,155
    Cisco Systems, Inc.*                                                        162,100                                   3,656,976
    Dell Inc.*                                                                  180,600                                   2,976,288
    Hewlett-Packard Co.                                                          87,167                                   4,030,602
                                                                                                                       ------------
                                                                                                                         12,546,021
                                                                                                                       ------------
  Diversified Financial Services (5.5%)
    Aegon NV                                                                    326,286                                   2,864,791
    Citigroup, Inc.                                                              90,028                                   1,846,474
    Federated Investors, Inc.                                                   153,600                                   4,431,360
    Investment Technology Group, Inc.*                                          107,400                                   3,268,182
    JP Morgan Chase & Co.                                                        67,140                                   3,135,438
                                                                                                                       ------------
                                                                                                                         15,546,245
                                                                                                                       ------------
  Diversified Manufacturing (5.0%)
    Carlisle Cos., Inc.                                                         188,200                                   5,640,354
    Crane Co.                                                                   130,000                                   3,862,300
    Illinois Tool Works, Inc.                                                   105,700                                   4,698,365
                                                                                                                       ------------
                                                                                                                         14,201,019
                                                                                                                       ------------
  Electrical Equipment (1.6%)
    Baldor Electric Co.                                                          77,300                                   2,227,013
    FLIR Systems, Inc.*                                                          59,100                                   2,270,622
                                                                                                                       ------------
                                                                                                                          4,497,635
                                                                                                                       ------------
  Food & Beverage (1.0%)
    The Coca-Cola Co.                                                            56,000                                   2,961,280
                                                                                                                       ------------

  Health Care (7.4%)
    Johnson & Johnson                                                            75,000                                   5,195,999
    McKesson Corp.                                                               68,300                                   3,675,223
    Medtronic, Inc.                                                              74,700                                   3,742,470
    Merck & Co., Inc.                                                            40,800                                   1,287,648
    Pfizer, Inc.                                                                268,800                                   4,956,672
    Zimmer Holdings, Inc.*                                                       29,900                                   1,930,344
                                                                                                                       ------------
                                                                                                                         20,788,356
                                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                     Description                                                 Shares                                   Value
------------------------------------------------------                          --------                               ------------
COMMON STOCKS (57.6) (continued)
  Industrial Conglomerates (1.6%)
    General Electric Co.                                                        173,000                                $  4,411,500
                                                                                                                       ------------
  Metals & Mining (1.2%)
    Alcoa, Inc.                                                                 144,500                                   3,262,810
                                                                                                                       ------------
  Oil & Oil Services (3.8%)
    Royal Dutch Shell PLC ADR                                                    59,750                                   3,525,848
    Tidewater, Inc.                                                              79,550                                   4,403,888
    Valero Energy Corp.                                                          90,200                                   2,733,060
                                                                                                                       ------------
                                                                                                                         10,662,796
                                                                                                                       ------------
  Recreation (1.5%)
    Brunswick Corp.                                                             166,400                                   2,128,256
    Mattel, Inc.                                                                111,700                                   2,015,068
                                                                                                                       ------------
                                                                                                                          4,143,324
                                                                                                                       ------------
  Retail (4.8%)
    Bed Bath & Beyond, Inc.*                                                    130,500                                   4,099,005
    Best Buy Co., Inc.                                                           99,400                                   3,727,500
    BJ's Wholesale Club, Inc.*                                                   12,900                                     501,294
    Home Depot, Inc.                                                            168,600                                   4,365,054
    Kohl's Corp.*                                                                18,900                                     870,912
                                                                                                                       ------------
                                                                                                                         13,563,765
                                                                                                                       ------------
  Semiconductors (4.3%)
    Applied Materials, Inc.                                                     233,000                                   3,525,290
    Intel Corp.                                                                 273,800                                   5,128,274
    Texas Instruments, Inc.                                                     160,600                                   3,452,900
                                                                                                                       ------------
                                                                                                                         12,106,464
                                                                                                                       ------------
  Telecommunication Services (3.9%)
    Nokia Corp. ADR                                                             166,800                                   3,110,820
    Telefonos de Mexico, Class L  ADR                                           200,100                                   5,152,575
    Telmex Internacional Sab de CV                                              200,100                                   2,601,300
                                                                                                                       ------------
                                                                                                                         10,864,695
                                                                                                                       ------------
  Transportation (3.4%)
    Norfolk Southern Corp.                                                       72,300                                   4,786,983
    Werner Enterprises, Inc.                                                    224,700                                   4,878,237
                                                                                                                       ------------
                                                                                                                          9,665,220
                                                                                                                       ------------
      Total Common Stocks (cost: $159,975,020)                                                                          162,274,134
                                                                                                                       ------------

                                                             Interest           Maturity            Principal
                     Description                               Rate               Date               Amount                Value
------------------------------------------------------       --------           --------           ----------          ------------
LONG-TERM NOTES AND BONDS (35.2%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (4.7%)
    FHLMC                                                     5.200%            03/05/19           $  300,000          $    297,226
    U.S. Treasury Bonds                                       9.125             05/15/18              200,000               282,422
    U.S. Treasury Bonds                                       6.250             05/15/30              225,000               282,586
    U.S. Treasury Bonds                                       5.375             02/15/31            2,000,000             2,272,656
    U.S. Treasury Bonds                                       4.500             05/15/17              100,000               105,383
    U.S. Treasury Notes                                       4.250             01/15/11              100,000               105,219
    U.S. Treasury Notes                                       5.000             02/15/11              200,000               213,875
    U.S. Treasury Notes                                       5.125             06/30/11            3,396,000             3,664,229
    U.S. Treasury Notes                                       4.625             02/15/17            2,075,000             2,208,093
    U.S. Treasury Notes                                       6.000             02/15/26              500,000               593,281
    U.S. Treasury Notes                                       4.750             05/31/12              350,000               376,113
    U.S. Treasury Notes                                       4.500             02/28/11            2,600,000             2,750,516
                                                                                                                       ------------
                                                                                                                         13,151,599
                                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                             Interest           Maturity            Principal
                    Description                                Rate               Date               Amount                Value
------------------------------------------------------       --------           --------           ----------          ------------
LONG-TERM NOTES AND BONDS (35.2%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (17.7%)
    Banc of America Commercial Mortgage, Inc.,
      Ser. 2006-5, Cl. AaB                                    5.379%            09/10/47           $  500,000          $    458,835
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-T24, Cl. AAB                      5.533             10/12/41              450,000               409,973
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-PW13, Cl. AaB                     5.530             09/11/41              700,000               642,996
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2006-PW14, Cl. A3                      5.209             12/11/38              400,000               362,219
    Bear Stearns Commercial Mortgage
      Securities, Ser. 2007-PW15, Cl. AaB                     5.315             02/11/44              350,000               306,147
    Bear Stearns Commercial Mortgage
      Securities, Ser.
       2006-PW13, Cl. AAA                                     5.518             09/11/41              705,000               651,113
    Centerpoint Energy Transition Bond Co.,
      Ser. 2005-A, Cl. A2                                     4.970             08/01/14              400,000               401,016
    CHN Equipment Trust Ser 2007-B A3A                        5.400             10/17/11              600,000               597,717
    Citigroup Commercial Mortgage Trust, Ser.
      2006-C5, Cl. AsB                                        5.413             10/15/49              800,000               725,584
    Commercial Mortgage PASS-THRU, Ser.
      2006-C8, Cl. AAB                                        5.291             12/10/46              350,000               315,921
    Crown Castle Towers, Ser. 2006-1A, Cl. Afx                5.245             11/15/36              800,000               779,744
    CSFB Boston Mortgage Security Corp. 2005-C6 A4            5.230             12/15/40            1,000,000               907,954
    CSFB, Ser. 2005-C5, Cl. Aab                               5.100             08/15/38              800,000               747,858
    FHLMC Gold Pool #A42908                                   6.000             02/01/36              260,296               263,744
    FHLMC Gold Pool #A56247                                   6.000             01/01/37              786,346               796,763
    FHLMC Gold Pool #A57135                                   5.500             02/01/37            1,736,741             1,728,896
    FHLMC Gold Pool #A58278                                   5.000             03/01/37              929,133               905,650
    FHLMC Gold Pool #A11823                                   5.000             08/01/33              440,633               430,666
    FHLMC Gold Pool #A14499                                   6.000             10/01/33              171,014               173,947
    FHLMC Gold Pool #A16641                                   5.500             12/01/33              585,501               584,228
    FHLMC Gold Pool #A41968                                   5.500             01/01/36              214,953               214,117
    FHLMC Gold Pool #A48197                                   6.500             01/01/36              736,216               755,845
    FHLMC Gold Pool #A49346                                   6.500             05/01/36              329,637               338,426
    FHLMC Gold Pool #A51101                                   6.000             07/01/36              330,149               334,523
    FHLMC Gold Pool #A58965                                   5.500             04/01/37            1,096,763             1,091,809
    FHLMC Gold Pool #A71576                                   6.500             01/01/38              500,754               514,026
    FHLMC Gold Pool #B12969                                   4.500             03/01/19              522,076               513,909
    FHLMC Gold Pool #B18146                                   5.000             04/01/20              691,431               688,177
    FHLMC Gold Pool #B18179                                   5.000             04/01/20            1,283,558             1,277,718
    FHLMC Gold Pool #B19462                                   5.000             07/01/20              503,548               501,257
    FHLMC Gold Pool #C01086                                   7.500             11/01/30               10,789                11,689
    FHLMC Gold Pool #C01271                                   6.500             12/01/31               39,082                40,430
    FHLMC Gold Pool #C01302                                   6.500             11/01/31               21,265                21,998
    FHLMC Gold Pool #C01676                                   6.000             11/01/33              810,173               823,944
    FHLMC Gold Pool #C14872                                   6.500             09/01/28               15,510                16,069
    FHLMC Gold Pool #C20853                                   6.000             01/01/29              453,401               462,808
    FHLMC Gold Pool #C56017                                   6.500             03/01/31              243,044               251,461
    FHLMC Gold Pool #C61802                                   5.500             12/01/31              126,937               126,820
    FHLMC Gold Pool #C65255                                   6.500             03/01/32               22,734                23,496
    FHLMC Gold Pool #C67071                                   6.500             05/01/32               37,923                39,289
    FHLMC Gold Pool #C68790                                   6.500             07/01/32               72,550                74,983
    FHLMC Gold Pool #C74741                                   6.000             12/01/32               69,758                70,998
    FHLMC Gold Pool #C79886                                   6.000             05/01/33              137,210               139,563
    FHLMC Gold Pool #E00543                                   6.000             04/01/13               16,894                17,207
    FHLMC Gold Pool #E00878                                   6.500             07/01/15               16,711                17,317
    FHLMC Gold Pool #E01007                                   6.000             08/01/16               30,206                30,768
    FHLMC Gold Pool #E77962                                   6.500             07/01/14               20,315                21,052
    FHLMC Gold Pool #E85127                                   6.000             08/01/16               12,226                12,453
    FHLMC Gold Pool #E85353                                   6.000             09/01/16               77,624                79,069
    FHLMC Gold Pool #E95159                                   5.500             03/01/18              108,712               110,310

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                             Interest           Maturity            Principal
                    Description                                Rate               Date               Amount                Value
------------------------------------------------------       --------           --------           ----------          ------------
LONG-TERM NOTES AND BONDS (35.2%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (17.7%) (continued)
    FHLMC Gold Pool #E95734                                   5.000%            03/01/18           $  544,853          $    545,779
    FHLMC Gold Pool #G01477                                   6.000             12/01/32              521,603               530,540
    FHLMC Gold Pool #G01727                                   6.000             08/01/34            1,174,842             1,194,812
    FHLMC Gold Pool #G02060                                   6.500             01/01/36              871,991               895,921
    FHLMC Gold Pool #G08016                                   6.000             10/01/34              957,510               972,290
    FHLMC Gold Pool #G08087                                   6.000             10/01/35              249,758               253,184
    FHLMC Gold Pool #G11753                                   5.000             08/01/20              625,491               622,645
    FHLMC Gold Pool #J01380                                   5.500             03/01/21            1,006,887             1,014,920
    FHLMC Gold Pool #J05930                                   5.500             03/01/21            1,022,867             1,031,027
    FHLMC Series 2424 Class OG CMO                            6.000             03/15/17              397,893               410,957
    FHLMC Series 2835 Class MD CMO                            4.500             08/15/19              150,000               142,525
    FHLMC Series 2947 Class VA CMO                            5.000             03/15/16              369,250               370,819
    FHLMC Series 3020 Class VA CMO                            5.500             11/15/14              719,821               734,648
    FNCL Pool #915258                                         5.500             04/01/37            1,725,117             1,721,809
    FNCL Pool #940624                                         6.000             08/01/37            2,550,058             2,585,691
    FNMA CMO 2002-86 KM CMO                                   5.000             12/25/17              350,000               345,023
    FNMA Pool #914468                                         5.500             04/01/37            1,735,887             1,732,559
    FNMA Pool #945882                                         6.000             08/01/37            2,163,780             2,194,016
    FNMA Pool #356565                                         5.500             09/01/17              259,262               263,923
    FNMA Pool #357637                                         6.000             11/01/34              643,874               654,215
    FNMA Pool #545929                                         6.500             08/01/32               68,307                70,578
    FNMA Pool #555591                                         5.500             07/01/33              177,727               177,757
    FNMA Pool #574922                                         6.000             04/01/16                3,550                 3,634
    FNMA Pool #579170                                         6.000             04/01/16               20,273                20,751
    FNMA Pool #584953                                         7.500             06/01/31                6,499                 7,013
    FNMA Pool #651220                                         6.500             07/01/32               31,660                32,712
    FNMA Pool #725793                                         5.500             09/01/19              953,624               968,980
    FNMA Pool #797509                                         4.500             03/01/35            1,367,330             1,295,416
    FNMA Pool #797536                                         4.500             04/01/35              775,212               734,440
    FNMA Pool #910446                                         6.500             01/01/37              379,814               389,868
    FNMA Pool #922224                                         5.500             12/01/36              869,002               867,385
    FNMA Pool #936760                                         5.500             06/01/37            1,228,156             1,225,801
    FNMA Pool #942956                                         6.000             09/01/37              870,170               882,329
    GNMA Pool #424578                                         6.500             04/15/26               99,262               102,313
    GNMA Pool #425983                                         6.500             03/15/26                9,641                 9,937
    GNMA Pool #431962                                         6.500             05/15/26               33,003                34,018
    GNMA Pool #436741                                         7.500             01/15/27               23,596                25,481
    GNMA Pool #443216                                         8.000             07/15/27               11,730                12,876
    GNMA Pool #479743                                         7.500             11/15/30               20,349                21,937
    GNMA Pool #511778                                         7.500             11/15/30               31,920                34,410
    GNMA Pool #542083                                         7.000             01/15/31               65,740                69,160
    GNMA Pool #552466                                         6.500             03/15/32               48,464                49,863
    GNMA Pool #555179                                         7.000             12/15/31               16,664                17,531
    GNMA Pool #570323                                         6.000             02/15/32               14,223                14,488
    GNMA Pool #574395                                         6.000             01/15/32               64,602                65,806
    GE Capital Commercial Mortgage Corp.                      5.349             08/11/36              500,000               485,829
    LBUBS Commercial Mortgage Trust, Ser.
      2006-C7, Cl. A2                                         5.300             11/15/38            1,200,000             1,141,839
    Merrill Lyynch/CountryWide Commercial
      Mortgage Trust, Ser. 2007-5, Cl. AsB                    5.362             08/12/48              350,000               305,709
    Morgan Stanley Capital I, Ser. 2006-IQ12,Cl. Aab          5.325             12/15/43              350,000               316,525
    Small Business Administration Participation
      Certificates, Ser. 2006-10A, Cl. 1                      5.524             03/10/16              500,000               496,673
    Small Business Administration Participation
      Certificates, Ser. 2006-20C, Cl. 1                      5.570             03/01/26              414,428               416,977
    TIAA Seasoned Commercial Mortgage Trust                   6.104             08/15/39              650,000               597,372
                                                                                                                       ------------
                                                                                                                         49,925,213
                                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                             Interest           Maturity            Principal
                    Description                                Rate               Date               Amount                Value
------------------------------------------------------       --------           --------           ----------          ------------
LONG-TERM NOTES AND BONDS (35.2%) (continued)
CORPORATE OBLIGATIONS (12.8%)
  Aerospace & Defense (0.2%)
    L-3 Communications Corp.                                  6.125%            01/15/14           $  500,000          $    462,500
                                                                                                                       ------------
  Auto Rental (0.1%)
    ERAC USA Finance Co. Series 144A                          5.600             05/01/15              200,000               164,991
                                                                                                                       ------------
  Biotechnology (0.2%)
    Biogen Idec Inc.                                          6.000             03/01/13              450,000               444,331
                                                                                                                       ------------
  Chemicals (0.0%)
    E.I. Du Pont De Nemours Co.                               6.875             10/15/09                7,000                 7,180
                                                                                                                       ------------
  Commercial Banks (1.8%)
    Bank of America Corp.                                     7.400             01/15/11                7,000                 6,857
    Bank of Oklahoma                                          5.750             05/15/17              400,000               384,156
    Bank One Corp.                                            7.875             08/01/10            1,007,000             1,032,563
    Citi Financial                                            6.625             06/01/15               75,000                62,075
    Citigroup Inc.                                            8.400             04/30/49              750,000               510,495
    First Union National Bank                                 7.800             08/18/10                7,000                 5,830
    J.P. Morgan Chase & Co.                                   6.750             02/01/11                7,000                 7,023
    Marshall & Ilsley Corp.                                   5.350             04/01/11            1,000,000               932,201
    Merrill Lynch & Co. Inc.                                  3.001             11/01/11              450,000               383,665
    PNC Funding Corp.                                         5.125             12/14/10              600,000               596,665
    State Street Bank & Trust                                 5.300             01/15/16              400,000               363,554
    Union Bank of California                                  5.950             05/10/16              750,000               678,315
    US Bank North America                                     6.375             08/01/11                7,000                 7,066
                                                                                                                       ------------
                                                                                                                          4,970,465
                                                                                                                       ------------
  Computer - Software (0.1%)
    Computer Associates Inc. Series 144A                      5.625             12/01/14              300,000               269,347
                                                                                                                       ------------
  Consumer Products (0.2%)
    Kimberly-Clark                                            6.625             08/01/37              700,000               700,363
                                                                                                                       ------------
  E&P Services (0.1%)
    Seacor Holdings, Inc.                                     5.875             10/01/12              400,000               384,818
                                                                                                                       ------------
  Electric (0.3%)
    EDP Finance BV                                            6.000             02/02/18              400,000               382,762
    ITC Holdings Corp.                                        6.050             01/31/18              400,000               377,510
                                                                                                                       ------------
                                                                                                                            760,272
                                                                                                                       ------------
  Electric Utility (1.1%)
    AEP Texas Central Trans Ser A-3                           5.090             07/01/15              450,000               424,689
    Arizona Public Service Co.                                6.375             10/15/11              600,000               599,148
    DPL Inc.                                                  6.875             09/01/11            1,000,000             1,020,950
    Entergy Gulf States, Inc.                                 4.875             11/01/11              350,000               340,691
    NiSource Finance Corp.                                    7.875             11/15/10              307,000               315,752
    Potomac Edison Co.                                        5.350             11/15/14              300,000               277,441
                                                                                                                       ------------
                                                                                                                          2,978,671
                                                                                                                       ------------
  Finance Companies (0.3%)
    Ford Motor Credit Corp.                                   7.000             10/01/13              200,000               122,911
    General Electric Capital Corp.                            6.375             11/15/67              400,000               323,669
    General Electric Capital Corp.                            7.375             01/19/10                7,000                 7,048
    SLM Corp.                                                 4.500             07/26/10              500,000               380,000
                                                                                                                       ------------
                                                                                                                            833,628
                                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                             Interest           Maturity            Principal
                    Description                                Rate               Date               Amount                Value
------------------------------------------------------       --------           --------           ----------          ------------
LONG-TERM NOTES AND BONDS (35.2%) (continued)
CORPORATE OBLIGATIONS (12.8%) (continued)
  Food Products (0.9%)
    Dr. Pepper Snapple Group Inc.                             6.820%            05/01/18           $1,000,000          $    965,256
    General Mills Inc.                                        5.650             09/10/12              500,000               504,660
    Kellogg Company                                           6.600             04/01/11              607,000               630,087
    Kraft Foods Inc.                                          6.500             08/11/17              500,000               481,102
                                                                                                                       ------------
                                                                                                                          2,581,105
                                                                                                                       ------------
  Gas-Distribution (0.3%)
    Atmos Energy Corp.                                        4.950             10/15/14              400,000               360,648
    Southwest Gas Corp.                                       7.625             05/15/12              350,000               361,961
                                                                                                                       ------------
                                                                                                                            722,609
                                                                                                                       ------------
  Health Care Services (0.1%)
    Quest Diagnostic Inc.                                     6.950             07/01/37              450,000               431,102
                                                                                                                       ------------
  Healthcare Equipment & Supplies (0.1%)
    Hospira, Inc.                                             5.900             06/15/14              300,000               302,531
                                                                                                                       ------------
  Hotel/Lodging (0.1%)
    MGM Mirage                                                5.875             02/27/14              500,000               361,250
                                                                                                                       ------------
  Independent Energy (0.2%)
    Pioneer Natual Resource                                   7.200             01/15/28              400,000               344,374
    Union Pacific Resources                                   7.050             05/15/18              250,000               247,743
                                                                                                                       ------------
                                                                                                                            592,117
                                                                                                                       ------------
  Insurance (0.6%)
    Hartford Financial Services Group Inc.                    8.125             06/15/38            1,000,000               851,724
    Nationwide Financial Services                             6.250             11/15/11              300,000               311,981
    Willis North America, Inc.                                6.200             03/28/17              500,000               434,729
                                                                                                                       ------------
                                                                                                                          1,598,434
                                                                                                                       ------------
  Integrated Energy (0.0%)
    Conocophilips Company                                     8.750             05/25/10                7,000                 7,518
                                                                                                                       ------------
  Iron/Steel (0.6%)
    Allegheny Technologies Inc.                               8.375             12/15/11            1,000,000             1,062,894
    Reliance Steel & Aluminum Co.                             6.850             11/15/36              600,000               571,990
                                                                                                                       ------------
                                                                                                                          1,634,884
                                                                                                                       ------------
  Leisure Time (0.1%)
    Royal Caribbean Cruises Ltd.                              6.875             12/01/13              400,000               334,000
                                                                                                                       ------------
  Media (0.7%)
    Aol Time Warner, Inc.                                     6.750             04/15/11              157,000               156,649
    British Sky Broadcasting Group PLC                        6.100             02/15/18              450,000               431,244
    TCI Communications Inc                                    7.875             02/15/26            1,050,000             1,011,029
    Time Warner Cable Inc.                                    6.550             05/01/37              600,000               485,933
    Viacom, Inc.                                              6.625             05/15/11                7,000                 6,807
                                                                                                                       ------------
                                                                                                                          2,091,662
                                                                                                                       ------------
  Metal Fabricate/Hardware (0.2%)
    Commercial Metals Co.                                     7.350             08/15/18              700,000               661,029
                                                                                                                       ------------
  Metals & Mining (0.4%)
    Vulcan Materials                                          5.600             11/30/12              400,000               391,640
    Xstrata Finance Canada Ltd.                               5.500             11/16/11              700,000               682,458
                                                                                                                       ------------
                                                                                                                          1,074,098
                                                                                                                       ------------
  Office Furnishings (0.1%)
    Steelcase, Inc.                                           6.500             08/15/11              350,000               361,321
                                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                             Interest           Maturity            Principal
                    Description                                Rate               Date               Amount                Value
------------------------------------------------------       --------           --------           ----------          ------------
LONG-TERM NOTES AND BONDS (35.2%) (continued)
CORPORATE OBLIGATIONS (12.8%) (continued)
  Oil & Gas-Production/Pipeline (1.0%)
    El Paso Natural Gas                                       7.625%            08/01/10           $  300,000          $    300,000
    Questar Pipeline co.                                      5.830             02/01/18              400,000               367,460
    Southern Natural Gas                                      5.900             04/01/17              600,000               530,995
    Southern Star Central Corp.                               6.750             03/01/16              375,000               344,062
    Transcont Gas Pipe Corp.                                  8.875             07/15/12              400,000               434,466
    Valero Energy Corp.                                       6.625             06/15/37              500,000               431,465
    Williams Partners LP / Williams Parnters Fin Corp.        7.250             02/01/17              550,000               511,500
                                                                                                                       ------------
                                                                                                                          2,919,948
                                                                                                                       ------------
  Oil and Gas (0.3%)
    Berry Petroleum CO.                                       8.250             11/01/16              400,000               338,000
    Murphy Oil Corp.                                          7.050             05/01/29              400,000               406,511
                                                                                                                       ------------
                                                                                                                            744,511
                                                                                                                       ------------
  Packaging (0.2%)
    Pactiv Corp.                                              6.400             01/15/18              450,000               443,270
                                                                                                                       ------------
  Paper and Forest Products (0.1%)
    Abitibi-Consolidated, Inc.                                8.850             08/01/30              200,000                48,000
    Weyerhaeuser Co.                                          7.375             03/15/32              300,000               263,056
                                                                                                                       ------------
                                                                                                                            311,056
                                                                                                                       ------------
  Pharmaceuticals (0.6%)
    AmerisourceBergen Corp.                                   5.875             09/15/15              685,000               618,700
    Medco Health Solutions Inc.                               6.125             03/15/13            1,000,000             1,017,245
                                                                                                                       ------------
                                                                                                                          1,635,945
                                                                                                                       ------------
  Real Estate (0.1%)
    Nationwide Health Properties Inc.                         6.250             02/01/13              400,000               398,860
                                                                                                                       ------------
  Telecommunication Services (1.5%)
    America Movil SAB de CV                                   5.625             11/15/17              400,000               374,738
    AT&T Wireless Services, Inc.                              7.875             03/01/11              507,000               533,739
    AT&T Wireless Services, Inc.                              6.250             03/15/11                7,000                 7,075
    AT&T Wireless Services, Inc.                              5.500             02/01/18              450,000               400,734
    British Telecom Plc                                       8.625             12/15/10                7,000                 7,316
    Deutsche Telekom International                            8.500(b)          06/15/10              682,000               707,970
    France Telecom                                            7.750             03/01/11              607,000               637,040
    Rogers Wireless Inc.                                      6.375             03/01/14              625,000               597,739
    Sprint Capital Corp.                                      7.625             01/30/11                7,000                 6,370
    Sprint Capital Corp.                                      8.750             03/15/32              400,000               312,000
    Telecom Italia Capital SA                                 6.999             06/04/18              400,000               359,060
    Verizon Communications                                    6.940             04/15/28              350,000               296,980
    Verizon Global Funding Corp.                              7.250             12/01/10                7,000                 7,284
                                                                                                                       ------------
                                                                                                                          4,248,045
                                                                                                                       ------------
  Transportation (0.2%)
    Fedex Corp.                                               7.110             01/02/14              610,917               633,826
                                                                                                                       ------------
  Miscellaneous (0.0%)
    Inter-American Development Bank                           7.375             01/15/10                7,000                 7,363
    Quebec Province                                           6.125             01/22/11                7,000                 7,450
                                                                                                                       ------------
                                                                                                                             14,813
                                                                                                                       ------------
        Total Corporate Obligations (cost: $38,674,021)                                                                  36,080,500
                                                                                                                       ------------
        Total Long-Term Notes and Bonds (cost: $101,402,762)                                                             99,157,312
                                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                             Interest           Maturity            Principal
                    Description                                Rate               Date               Amount                Value
------------------------------------------------------       --------           --------           ----------          ------------
SHORT-TERM NOTES AND BONDS (1.6%)
  COMMERCIAL PAPER (0.3%)
    Transport Services (0.3%)
      United Parcel Services Corp.                           0.8315%            10/16/08           $1,000,000          $    999,636
                                                                                                                       ------------
        Total commercial paper (cost: $999,658)                                                                             999,636
                                                                                                                       ------------
  CORPORATE OBLIGATIONS (1.2%)
    Commercial Services & Supplies - (0.1%)
      Waste Management, Inc.                                  6.875             05/15/09              300,000               300,855
                                                                                                                       ------------
    Electric Utility (0.2%)
      Duke Energy Indiana Inc.                                8.000             07/15/09              600,000               616,464
                                                                                                                       ------------
    Finance Companies (0.5%)
      Catepillar Financial Service Corp.                      3.450             01/15/09            1,000,000               992,535
      Merrill Lynch & Co.                                     6.000             02/17/09                7,000                 6,795
      National Rural Utilities Cooperative Finance Corp.      5.750             08/28/09              500,000               506,345
                                                                                                                       ------------
                                                                                                                          1,505,675
                                                                                                                       ------------
    Food Products (0.2%)
      Pepsi Bottling Holdings Inc.                            5.625             02/17/09              400,000               401,846
                                                                                                                       ------------
    Real Estate (0.2%)
      New Plan Excel Realty Trust                             7.400             09/15/09              200,000               144,000
      Simon Property Group LP                                 3.750             01/30/09              300,000               296,356
                                                                                                                       ------------
                                                                                                                            440,356
                                                                                                                       ------------
    Retail (0.0%)
      Wal-Mart                                                6.875             08/10/09                7,000                 7,189
                                                                                                                       ------------
        Total Corporate Obligations (cost: $3,331,047)                                                                    3,272,385
                                                                                                                       ------------
    U.S. GOVERNMENT & AGENCY OBLIGATIONS (0.1%)
      U.S. Treasury Notes                                     3.875             05/15/09              300,000               304,008
                                                                                                                       ------------
        Total U.S. Government & Agency Obligations (cost: $298,084)                                                         304,008
                                                                                                                       ------------
        Total Short-Term Notes and Bonds (cost: $4,628,789)                                                               4,576,029
                                                                                                                       ------------

                     Description                                                 Shares                                    Value
------------------------------------------------------                         ---------                               ------------
MONEY MARKET MUTUAL FUNDS (2.0%)
      Dreyfus Treasury Cash Management                                         5,450,000                               $  5,450,000
                                                                                                                       ------------
        Total Money Market Mutual Funds (cost: $5,450,000)                                                                5,450,000
                                                                                                                       ------------
MUTUAL FUNDS (3.4%)
      iShares S&P 500 Growth Index Fund                                           47,800                                  2,714,084
      iShares Trust Russell 1000 Growth Index Fund                                57,600                                  2,796,480
      Vanguard Growth Index Fund                                                 159,200                                  3,944,976
                                                                                                                       ------------

        Total Mutual Funds (cost: $11,071,124)                                                                            9,455,540
                                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                     Description                                                 Shares                                    Value
------------------------------------------------------                         ---------                               ------------
CASH AND CASH EQUIVALENTS (0.0%)
      BONY Cash Reserve (cost: $63,337)                                           63,337                               $     63,337
                                                                                                                       ------------
        TOTAL INVESTMENTS (99.8%) (a) (COST: $282,591,032)                                                              280,976,352

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)                                                                                614,427
                                                                                                                       ------------
NET ASSETS (100%)                                                                                                      $281,590,779
                                                                                                                       ============

Series 144A securities were purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to the rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

*Non - Income producing securities.

The interest rate for short-term notes reflects the yields for those securities as of September 30, 2008.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of September 30, 2008.

                                                         Total Net
                                                        Unrealized
 Tax Basis         Appreciation      Depreciation      Depreciation
------------       ------------      ------------      ------------
$282,698,468       $28,854,555       $(30,576,671)     $(1,722,116)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:

                                                          INVESTMENTS             OTHER FINANCIAL
               VALUATION INPUTS                          IN SECURITIES             INSTRUMENTS*
-------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $ 177,243,011            $             -
-------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS              103,733,341                          -
-------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                            -                          -
-------------------------------------------------------------------------------------------------
TOTAL                                                    $ 280,976,352            $             -
-------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                         SEPTEMBER 30, 2008 (UNAUDITED)

                    Description                                   Shares              Value
----------------------------------------------------             --------           ----------
COMMON STOCKS (89.8%)
  Aerospace & Defense (2.2%)
    General Dynamics Corp.                                            350           $   25,767
    Precision Castparts Corp.                                         800               63,024
                                                                                    ----------
                                                                                        88,791
                                                                                    ----------
  Apparel (5.0%)
    Columbia Sportswear Co.                                         2,700              113,292
    Wolverine World Wide, Inc.                                      3,350               88,641
                                                                                    ----------
                                                                                       201,933
                                                                                    ----------
  Automotive Components (2.0%)
    Harley-Davidson, Inc.                                           2,200               82,060
                                                                                    ----------
  Chemicals (1.9%)
    Dow Chemical Co.                                                2,400               76,272
                                                                                    ----------
  Commercial Services (0.3%)
    MPS Group, Inc.*                                                  400                4,032
    Robert Half International, Inc.                                   400                9,900
                                                                                    ----------
                                                                                        13,932
                                                                                    ----------
  Computer Hardware & Software (8.4%)
    Autodesk, Inc.*                                                 1,700               57,035
    Cisco Systems, Inc.*                                            4,850              109,416
    Dell Inc.*                                                      3,900               64,272
    Hewlett-Packard Co.                                             2,400              110,976
                                                                                    ----------
                                                                                       341,699
                                                                                    ----------
  Diversified Financial Services (8.4%)
    Aegon NV                                                        7,077               62,136
    Citigroup, Inc.                                                 2,400               49,224
    Federated Investors, Inc.                                       3,396               97,974
    Investment Technology Group, Inc.*                              1,950               59,339
    JP Morgan Chase & Co.                                           1,550               72,385
                                                                                    ----------
                                                                                       341,058
                                                                                    ----------
  Diversified Manufacturing (7.7%)
    Carlisle Cos., Inc.                                             4,300              128,871
    Crane Co.                                                       2,700               80,217
    Illinois Tool Works, Inc.                                       2,350              104,458
                                                                                    ----------
                                                                                       313,546
                                                                                    ----------
  Electrical Equipment (2.5%)
    Baldor Electric Co.                                             2,000               57,620
    FLIR Systems, Inc.*                                             1,200               46,104
                                                                                    ----------
                                                                                       103,724
                                                                                    ----------
  Food & Beverage (2.4%)
    The Coca-Cola Co.                                               1,850               97,828
                                                                                    ----------
  Health Care (8.7%)
    McKesson Corp.                                                  1,500               80,715
    Medtronic, Inc.                                                 2,050              102,704
    Merck & Co., Inc.                                               2,500               78,900
    Zimmer Holdings, Inc.*                                          1,425               91,998
                                                                                    ----------
                                                                                       354,317
                                                                                    ----------
  Industrial Conglomerates (2.6%)
    General Electric Co.                                            4,100              104,550
                                                                                    ----------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                    Description                                   Shares              Value
----------------------------------------------------             --------          -----------
COMMON STOCKS (89.8%) (continued)
  Metals & Mining (1.7%)
    Alcoa, Inc.                                                     3,150           $   71,127
                                                                                    ----------
  Oil & Oil Services (7.4%)
    Royal Dutch Shell PLC ADR                                       1,900              112,119
    Tidewater, Inc.                                                 2,300              127,328
    Valero Energy Corp.                                             2,050               62,115
                                                                                    ----------
                                                                                       301,562
                                                                                    ----------
  Recreation (2.7%)
    Brunswick Corp.                                                 4,000               51,160
    Mattel, Inc.                                                    3,250               58,630
                                                                                    ----------
                                                                                       109,790
                                                                                    ----------
  Retail (8.7%)
    Bed Bath & Beyond, Inc.*                                        2,850               89,518
    Best Buy Co., Inc.                                              2,200               82,500
    BJ's Wholesale Club, Inc.*                                        600               23,316
    Home Depot, Inc.                                                3,400               88,026
    Kohl's Corp.*                                                   1,500               69,120
                                                                                    ----------
                                                                                       352,480
                                                                                    ----------
  Semiconductors (6.4%)
    Applied Materials, Inc.                                         5,050               76,407
    Intel Corp.                                                     5,700              106,761
    Texas Instruments, Inc.                                         3,600               77,400
                                                                                    ----------
                                                                                       260,568
                                                                                    ----------
  Telecommunication Services (5.4%)
    Nokia Corp. ADR                                                 3,850               71,803
    Telefonos de Mexico, Class L ADR                                3,800               97,850
    Telmex Internacional Sab de CV                                  3,800               49,400
                                                                                    ----------
                                                                                       219,053
                                                                                    ----------
  Transportation (5.4%)
    Norfolk Southern Corp.                                          1,700              112,557
    Werner Enterprises, Inc.                                        4,900              106,379
                                                                                    ----------
                                                                                       218,936
                                                                                    ----------
      Total Common Stocks (cost: $4,314,152)                                         3,653,226
                                                                                    ----------

                                                                       Interest     Maturity     Principal
                    Description                                          Rate         Date        Amount         Value
------------------------------------------------------                ----------   ----------   ----------     ----------
SHORT-TERM NOTES AND BONDS (4.9%)
  COMMERCIAL PAPER (4.9%)
    Consumer Finance (4.9%)
      Toyota Motor Credit Corp.                                            2.64%     10/07/08   $  100,000     $   99,956
      Wells Fargo Financial                                                3.19      10/08/08      100,000         99,923
                                                                                                               ----------
        Total Short-Term Notes and Bonds (cost: $199,895)                                                         199,879
                                                                                                               ----------
MONEY MARKET MUTUAL FUNDS (3.7%)
      Dreyfus Institutional Reserves Treasury Fund                                                 150,000        150,000
                                                                                                               ----------
      Total Money Market Mutual Funds (cost: $150,000)                                                            150,000
                                                                                                               ----------
CASH AND CASH EQUIVALENTS (3.0%)
      BONY Cash Reserve (cost: $123,371)                                                           123,371        123,371
                                                                                                               ----------
TOTAL INVESTMENTS (101.4%) (A) (COST $4,787,418)                                                                4,126,476

LIABILITIES IN EXCESS OF OTHER ASSETS (1.4%)                                                                      (57,160)
                                                                                                               ----------
NET ASSETS (100%)                                                                                              $4,069,316
                                                                                                               ==========

*Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities as of September 30, 2008.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of September 30, 2008.

                                                                Total Net
                                                               Unrealized
 Tax Basis          Appreciation         Depreciation         Depreciation
----------          ------------         ------------         ------------
$4,787,418              $212,556            $(873,498)           $(660,942)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (continued)
                         SEPTEMBER 30, 2008 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:

                                                          INVESTMENTS             OTHER FINANCIAL
               VALUATION INPUTS                          IN SECURITIES             INSTRUMENTS*
-------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $   3,926,597            $             -
-------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                  199,879                          -
-------------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                            -                          -
-------------------------------------------------------------------------------------------------
TOTAL                                                    $   4,126,476            $             -
-------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

INVESTMENTS

Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Short-term fixed income securities are valued at amortized cost, which approximates value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Directors. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost, which approximates value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of the valuation.

The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

   (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      OneAmerica Funds, Inc.
            -------------------------------------------------------------------

By (Signature and Title          /s/ J. Scott Davison
                         ------------------------------------------------------
                                J. Scott Davison, President
Date:   11/14/08
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ J. Scott Davison
                         ------------------------------------------------------
                                J. Scott Davison, President
Date:   11/14/08
     ----------------

By (Signature and Title)*        /s/ Constance E. Lund
                         ------------------------------------------------------
                                Constance E. Lund, Treasurer
Date:   11/14/08
     ----------------

* Print the name and title of each signing officer under his or her signature.